CONVERTIBLE DEBT SECURITIES (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of convertible debt

	Face	Debt	Initial	Change	Derivative Balance
	Amount	Discount	Loss	in FMV	12/31/2021
	$90,228	$–	$58,959	$19,840	$128,370
	162,150	–	74,429	35,654	230,692
	72,488	–	11,381	15,938	103,130
	53,397	–	7,850	(16,767)	71,561
Subtotal	378,263	–	152,619	54,665	533,753
Transaction expense	–	–	–	–	–
	$378,263	$–	$152,619	$54,665	$533,753